Schedule of Investments

September 30, 2022 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 65.5%

Communication Services - 2.4%
Alphabet Inc (2)	25,517	2,453,460
Comcast Corp	11,104	325,680
Entravision Communications Corp	1,214	4,820
IDT Corp (2)	5,644	140,141
Meta Platforms Inc (2)	7,797	1,057,897
Netflix Inc (2)	176	41,437
News Corp	572	8,643
T-Mobile US Inc (2)	3,794	509,041
Verizon Communications Inc	524	19,896

		4,561,015

Consumer Discretionary - 7.7%
Amazon.com Inc (2)	13,146	1,485,498
AutoNation Inc (2)	108	11,002
AutoZone Inc (2)	51	109,238
Best Buy Co Inc	4,141	262,291
Booking Holdings Inc (2)	933	1,533,115
BorgWarner Inc	9,380	294,532
Burlington Stores Inc (2)	1,956	218,857
Chico’s FAS Inc (2)	743	3,596
Ford Motor Co	15,497	173,566
Frontdoor Inc (2)	1,100	22,429
Garmin Ltd	766	61,517
General Motors Co	17,517	562,121
Goodyear Tire & Rubber Co/The (2)	3,832	38,665
Grand Canyon Education Inc (2)	6,427	528,621
H&R Block Inc	5,380	228,865
Home Depot Inc/The	6,984	1,927,165
Lennar Corp	35	2,083
LKQ Corp	1,902	89,679
Lowe’s Cos Inc	1,624	305,003
Lululemon Athletica Inc (2)	4,008	1,120,476
M/I Homes Inc (2)	5,888	213,322
Macy’s Inc	26,609	416,963
McDonald’s Corp	674	155,519
O’Reilly Automotive Inc (2)	986	693,503
Qurate Retail Inc	2,330	4,683
Rent-A-Center Inc/TX	368	6,444
Skechers USA Inc (2)	2,277	72,226
Skyline Champion Corp (2)	7,804	412,597
Sonos Inc (2)	21,094	293,207
Starbucks Corp	12,351	1,040,695
Tapestry Inc	2,344	66,640
Target Corp	660	97,937
Tesla Inc (2)	2,552	676,918
TJX Cos Inc/The	590	36,651
Town Sports International Holdings Inc (2)(6)	2,090	0
Tractor Supply Co	1,069	198,706
Ulta Beauty Inc (2)	2,133	855,738
Whirlpool Corp	2,962	399,307
Yum! Brands Inc	2,757	293,179

		14,912,554

Consumer Staples - 3.1%
Albertsons Cos Inc	9,774	242,982
Archer-Daniels-Midland Co	11,486	924,049
Bunge Ltd	5,318	439,107
Costco Wholesale Corp	5,390	2,545,535
Darling Ingredients Inc (2)	1,332	88,112
Flowers Foods Inc	107	2,642
General Mills Inc	12,711	973,790
Ingredion Inc	153	12,320
Kroger Co/The	295	12,906
Mondelez International Inc	2,092	114,704
Tyson Foods Inc	6,611	435,863
Walmart Inc	2,123	275,353

		6,067,363

Energy - 5.5%
APA Corp	3,465	118,468
Ardmore Shipping Corp (2)	6,127	55,940
Berry Corp	1,448	10,860
Bristow Group Inc (2)	2,480	58,255
Centrus Energy Corp (2)	976	39,996
ChampionX Corp	616	12,055
Cheniere Energy Inc	4,361	723,534
Chevron Corp	15,999	2,298,576
Civitas Resources Inc	84	4,821
Comstock Resources Inc (2)	272	4,703
ConocoPhillips	5,705	583,850
Coterra Energy Inc	75	1,959
CVR Energy Inc	1,034	29,965
Delek US Holdings Inc	1,146	31,102
Devon Energy Corp	1,994	119,899
Diamondback Energy Inc	786	94,682
Dorian LPG Ltd	1,525	20,694
DT Midstream Inc	4,022	208,702
EOG Resources Inc	1,660	185,472
EQT Corp	1,928	78,566
Exxon Mobil Corp	27,122	2,368,022
Golar LNG Ltd (2)	2,829	70,499
Halliburton Co	2,664	65,588
Hess Corp	624	68,010
International Seaways Inc	1,702	59,791
Laredo Petroleum Inc (2)	55	3,457
Marathon Oil Corp	331	7,474
Marathon Petroleum Corp	17,444	1,732,713
NexTier Oilfield Solutions Inc (2)	3,682	27,247
Nine Energy Service Inc (2)	2,396	6,325
ONEOK Inc	5,048	258,660
Ovintiv Inc	1,655	76,130
Phillips 66	2,019	162,974
Pioneer Natural Resources Co	519	112,379
Ranger Oil Corp	53	1,667
Schlumberger NV	7,782	279,374
Scorpio Tankers Inc	2,694	113,256
SM Energy Co	465	17,489
Solaris Oilfield Infrastructure Inc	279	2,611
Targa Resources Corp	2,436	146,988
Teekay Corp (2)	1,128	4,050
Teekay Tankers Ltd (2)	2,178	59,982
Valero Energy Corp	3,397	362,969
World Fuel Services Corp	258	6,048

		10,695,802

Financials - 9.6%
Aflac Inc	1,273	71,543
Ally Financial Inc	10,750	299,173

American Equity Investment Life Holding Co	4,141	154,418
American Express Co	3,310	446,552
American Financial Group Inc/OH	577	70,931
American International Group Inc	21,477	1,019,728
Argo Group International Holdings Ltd	521	10,034
Bank of New York Mellon Corp/The	9,711	374,068
Berkshire Hathaway Inc (2)	26,692	7,127,298
Capital One Financial Corp	1,705	157,150
Charles Schwab Corp/The	15,527	1,115,925
Chubb Ltd	4,940	898,487
Donegal Group Inc	2,031	27,398
East West Bancorp Inc	6,184	415,194
Essent Group Ltd	6,116	213,265
Fidelity National Financial Inc	7,169	259,518
Hartford Financial Services Group Inc/The	1,450	89,813
Marsh & McLennan Cos Inc	12,763	1,905,388
Moelis & Co	187	6,322
Mr Cooper Group Inc (2)	1,322	53,541
Northern Trust Corp	2,474	211,675
Old Republic International Corp	241	5,044
Pathward Financial Inc	1,175	38,728
Regions Financial Corp	11,137	223,520
Reinsurance Group of America Inc	868	109,203
State Street Corp	2,125	129,221
Stewart Information Services Corp	4,581	199,915
Synchrony Financial	2,936	82,766
W R Berkley Corp	5,932	383,089
Walker & Dunlop Inc	1,453	121,660
Willis Towers Watson PLC	11,690	2,348,989

		18,569,556

Healthcare - 13.0%
AbbVie Inc	12,668	1,700,172
Agilent Technologies Inc	224	27,227
Alaunos Therapeutics Inc (2)	4,281	7,363
Align Technology Inc (2)	2,168	449,014
Amgen Inc	7,372	1,661,649
Arcutis Biotherapeutics Inc (2)	1,032	19,722
Biogen Inc (2)	513	136,971
Bristol-Myers Squibb Co	12,655	899,644
Cardinal Health Inc	19,469	1,298,193
Catalent Inc (2)	5,878	425,332
Centene Corp (2)	2,538	197,482
Cigna Corp	2,398	665,373
CVS Health Corp	9,000	858,330
Danaher Corp	150	38,744
Dexcom Inc (2)	1,792	144,328
Eli Lilly & Co	3,844	1,242,957
Emergent BioSolutions Inc (2)	922	19,353
Encompass Health Corp	77	3,483
Enhabit Inc (2)	719	10,095
Fulgent Genetics Inc (2)	7,681	292,800
Genprex Inc (2)	1,400	1,974
Gilead Sciences Inc	15,566	960,267
Humana Inc	134	65,015
ImmunityBio Inc (2)	10,945	54,397
Intuitive Surgical Inc (2)	606	113,589
Johnson & Johnson	18,234	2,978,706
Joint Corp/The (2)	200	3,142
Laboratory Corp of America Holdings	266	54,479
McKesson Corp	3,132	1,064,473
Merck & Co Inc	14,056	1,210,503
Moderna Inc (2)	5,920	700,040
Molina Healthcare Inc (2)	19	6,267
Neurocrine Biosciences Inc (2)	1,177	125,009
Pfizer Inc	16,915	740,200

Quest Diagnostics Inc	221	27,114
QuidelOrtho Corp (2)	1,799	128,593
RadNet Inc (2)	925	18,824
Regeneron Pharmaceuticals Inc (2)	1,150	792,201
UnitedHealth Group Inc	6,280	3,171,651
Veracyte Inc (2)	27,257	452,466
Vertex Pharmaceuticals Inc (2)	2,221	643,068
Viatris Inc	7,721	65,783
West Pharmaceutical Services Inc	2,814	692,469
Zimmer Biomet Holdings Inc	2,117	221,332
Zoetis Inc	5,004	742,043

		25,131,837

Industrials - 6.9%
AGCO Corp	1,067	102,613
Atkore Inc (2)	2,898	225,493
Boise Cascade Co	1,198	71,233
Builders FirstSource Inc (2)	9,010	530,869
Cintas Corp	833	323,362
Copart Inc (2)	34,041	3,621,962
CoStar Group Inc (2)	14,210	989,727
EMCOR Group Inc	1,844	212,945
Fortune Brands Home & Security Inc	8,551	459,103
General Dynamics Corp	3,337	708,011
Graco Inc	332	19,903
Hubbell Inc	2,242	499,966
Karat Packaging Inc (2)	111	1,775
Leidos Holdings Inc	2,433	212,815
Lockheed Martin Corp	4,680	1,807,837
ManpowerGroup Inc	1,994	128,992
Matson Inc	1,161	71,425
Mueller Industries Inc	1,455	86,485
Northrop Grumman Corp	2,021	950,517
nVent Electric PLC	338	10,684
Owens Corning	1,332	104,709
PACCAR Inc	3,181	266,218
Southwest Airlines Co (2)	7,976	245,980
United Parcel Service Inc	1,953	315,488
United Rentals Inc (2)	248	66,990
Verisk Analytics Inc	625	106,581
Waste Management Inc	8,140	1,304,109

		13,445,792

Information Technology - 15.3%
Amkor Technology Inc	9,283	158,275
Apple Inc	69,438	9,596,332
Arrow Electronics Inc (2)	2,707	249,558
Avid Technology Inc (2)	1,858	43,217
Avnet Inc	4,923	177,819
Broadcom Inc	226	100,346
CDW Corp/DE	1,066	166,381
Cisco Systems Inc	9,264	370,560
Concentrix Corp	90	10,047
Diodes Inc (2)	827	53,681
Euronet Worldwide Inc (2)	1,564	118,489
Intel Corp	12,047	310,451
Intuit Inc	1,130	437,672
Jabil Inc	14,624	843,951
Manhattan Associates Inc (2)	13,715	1,824,506
Mastercard Inc	674	191,645
Microsoft Corp	36,716	8,551,153
Monolithic Power Systems Inc	1,923	698,818
NetScout Systems Inc (2)	2,466	77,235
NortonLifeLock Inc	997	20,080
Oracle Corp	13,761	840,384

QUALCOMM Inc		15,715	1,775,481
StarTek Inc (2)		1,629	4,887
Synopsys Inc (2)		2,364	722,226
Texas Instruments Inc		11,336	1,754,586
Zoom Video Communications Inc (2)		10,075	741,419

			29,839,199

Materials - 1.3%
AdvanSix Inc		88	2,825
Alpha Metallurgical Resources Inc		112	15,326
Dow Inc		5,102	224,131
Eagle Materials Inc		3,014	323,041
Freeport-McMoRan Inc		8,579	234,464
Louisiana-Pacific Corp		9,487	485,640
LyondellBasell Industries NV		4,940	371,883
Newmont Corp		43	1,807
Nucor Corp		2,889	309,094
Olin Corp		241	10,334
Packaging Corp of America		418	46,937
Ryerson Holding Corp		140	3,604
Schnitzer Steel Industries Inc		981	27,919
Southern Copper Corp		1,298	58,202
Steel Dynamics Inc		3,353	237,895
United States Steel Corp		1,655	29,989
Warrior Met Coal Inc		2,016	57,335

			2,440,426

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		5,320	8,459
Rafael Holdings Inc (2)		1,612	2,902
Spirit MTA REIT Liquidating Trust (2)(6)		3,134	0

			11,361

Utilities - 0.7%
American States Water Co		4,948	385,697
Brookfield Renewable Corp		854	27,909
NRG Energy Inc		8,744	334,633
UGI Corp		14,131	456,855
Vistra Corp		5,087	106,827

			1,311,921

Total Common Stocks (United States)	(Cost	$118,765,466)	126,986,826

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		610	16,440

Total Preferred Stock (United States)	(Cost	$15,247)	16,440

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		89	792
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		27	490
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		45	968
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		22	460

Total Warrants (United States)	(Cost	$2,715)	2,710

Registered Investment Companies - 2.3%

U.S. Fixed Income - 1.9%
iShares Core U.S. Aggregate Bond ETF (8)		38,514	3,710,439

			3,710,439

International Equity - 0.4%
iShares Core MSCI EAFE ETF (8)		15,725	828,236

			828,236

Total Registered Investment Companies	(Cost	$4,848,130)	4,538,675

Money Market Registered Investment Companies - 29.1%

Federated Hermes Government Obligations Fund, 2.86%		4,000,000	4,000,000
Meeder Institutional Prime Money Market Fund, 2.85% (2)		52,307,728	52,297,266

Total Money Market Registered Investment Companies	(Cost	$56,283,637)	56,297,266

Bank Obligations - 0.3%

First Merchants Bank Deposit Account, 0.55%, 10/1/2022 (3)		248,232	248,232
Metro City Bank Deposit Account, 0.05%, 10/1/2022 (3)		248,869	248,869

Total Bank Obligations	(Cost	$497,101)	497,101

Total Investments - 97.2%	(Cost	$180,412,297)	188,339,018

Other Assets less Liabilities - 2.8%			5,205,109

Total Net Assets - 100.0%			193,544,127

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		4,036	45,930
Meeder Dynamic Allocation Fund - Retail Class		10,971	115,963
Meeder Muirfield Fund - Retail Class		5,195	41,768
Meeder Conservative Allocation Fund - Retail Class		1,162	24,077

Total Trustee Deferred Compensation	(Cost	$225,909)	227,738

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(52)	12/16/2022	(11,482,640)	1,062,156
Mini MSCI EAFE Index Futures	583	12/16/2022	48,406,490	(4,960,138)
Mini MSCI Emerging Markets Index Futures	210	12/16/2022	9,150,751	(1,007,379)
Russell 2000 Mini Index Futures	129	12/16/2022	10,770,210	(1,120,611)

Total Futures Contracts	870		56,844,811	(6,025,972)

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$187,841,917	$(6,025,972)
Level 2 - Other Significant Observable Inputs	497,101	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$188,339,018	$(6,025,972)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.